Net Employee Defined Benefit Liabilities (Details) - Schedule of principal assumptions underlying the defined benefit plan		Dec. 31, 2022	Dec. 31, 2021
Schedule of Principal Assumptions Underlying the Defined Benefit Plan [Abstract]
Discount rate	[1]	5.22%	2.29%
Expected rate of salary increase		3.21%	3.40%

[1]	The discount rate is based on high-quality CPI-linked corporate bonds.